SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Global Bond Fund

June 30, 2021 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 34.50%
Australia — 2.73%
950,000(a)	Australia Government Bond, 5.50%, 4/21/23	$782,235

Belgium — 1.23%
300,000(b)	Kingdom of Belgium Government Bond, 0.00%, 10/22/31	352,094

Canada — 1.84%
147,000(a)	Canadian Government Bond, 5.00%, 6/1/37	174,806
300,000(a)	Canadian Government Bond, 5.75%, 6/1/33	352,244
		527,050
Germany — 4.61%
430,000(b)	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29	535,703
103,000(b)	Bundesrepublik Deutschland Bundesanleihe, 4.25%, 7/4/39	215,196
479,233(b)	Bundesschatzanweisungen, 0.00%, 3/11/22	570,881
		1,321,780
Italy — 3.41%
375,000(b)	Italy Buoni Poliennali Del Tesoro, 0.95%, 3/1/37(c)	423,277
50,000(b)	Italy Buoni Poliennali Del Tesoro, 2.15%, 3/1/72(c)	57,907
353,000(b)	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29	498,847
		980,031
Japan — 13.31%
101,200,000(a)	Japan Government Ten Year Bond, 0.10%, 9/20/28	921,561
107,500,000(a)	Japan Government Ten Year Bond, 0.40%, 3/20/25	986,266
36,350,000(a)	Japan Government Ten Year Bond, 0.80%, 12/20/22	331,577
52,400,000(a)	Japan Government Thirty Year Bond, 0.80%, 12/20/47	493,641
64,200,000(a)	Japan Government Twenty Year Bond, 0.40%, 3/20/36	590,186
46,650,000(a)	Japan Government Twenty Year Bond, 1.60%, 12/20/33	494,217
		3,817,448
Mexico — 1.60%
359,000(b)	Mexico Government International Bond, 4.00%, 3/15/2115	458,057

New Zealand — 0.52%
200,000(a)	New Zealand Government Bond, 2.75%, 4/15/25	149,247

Tunisia — 1.28%
337,000(b)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	367,859

United Kingdom — 3.93%
240,000(a)	United Kingdom Gilt, 1.75%, 1/22/49	371,845
400,000(a)	United Kingdom Gilt, 4.75%, 12/7/30	756,117
		1,127,962

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Global Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Venezuela — 0.04%
$121,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	$12,100

Total Foreign Government Bonds		9,895,863
(Cost $9,863,300)
U.S. Treasury Obligations — 30.51%
United States — 30.51%
388,700	U.S. Treasury Bonds, 1.25%, 5/15/50	317,641
98,500	U.S. Treasury Bonds, 3.38%, 11/15/48	125,803
243,800	U.S. Treasury Bonds, 3.63%, 8/15/43	313,969
834,400	U.S. Treasury Notes, 0.13%, 6/30/22	834,628
2,000,000	U.S. Treasury Notes, 1.50%, 9/30/21	2,007,109
1,000,000	U.S. Treasury Notes, 1.50%, 9/15/22	1,016,523
750,000	U.S. Treasury Notes, 1.50%, 2/15/30	758,203
3,112,400	U.S. Treasury Notes, 2.88%, 5/31/25	3,379,872
		8,753,748
Total U.S. Treasury Obligations		8,753,748
(Cost $8,797,589)
Corporate Bonds — 18.30%
France — 2.79%
600,000(b)	Electricite de France SA, (12 Year EUR Swap + 3.043%), EMTN, 5.00%, (e),(f),(g)	798,525

Italy — 2.88%
570,000(b)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, (e),(f),(g)	826,111

Spain — 6.67%
700,000(b)	Abertis Infraestructuras Finance BV, (5 Year EUR Swap + 3.694%), 3.25%, (e),(f)	857,922
200,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.346%), 5.88%, (e),(f),(g)	271,413
400,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.224%), 6.38%, (e),(f),(g)	517,449
200,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (e),(f),(g)	267,339
		1,914,123
United States — 5.84%
400,000	Broadcom, Inc., 4.25%, 4/15/26	448,712
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	1,226,832
		1,675,544

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Global Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Venezuela — 0.12%
$172,500	Petroleos de Venezuela SA, 8.50%, 10/27/20(d)	$34,716

Total Corporate Bonds		5,249,019
(Cost $4,946,741)
U.S. Government Agency Backed Mortgages — 3.76%
United States — 3.76%
504,783	Freddie Mac, Pool #RA1353, 3.00%, 9/1/49	528,012
527,240	Ginnie Mae, Pool #MA6153, 3.00%, 9/20/49	551,079
		1,079,091
Total U.S. Government Agency Backed Mortgages		1,079,091
(Cost $1,050,364)

Shares
Investment Company — 7.55%
2,165,137	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	2,165,137
Total Investment Company		2,165,137
(Cost $2,165,137)
Total Investments		$27,142,858
(Cost $26,823,131) — 94.62%
Other assets in excess of liabilities — 5.38%		1,543,093
NET ASSETS — 100.00%		$28,685,951

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(f)	Perpetual security with no stated maturity date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2021.
(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Global Bond Fund (cont.)

June 30, 2021 (Unaudited)
Foreign currency exchange contracts as of June 30, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	838,864	AUD	1,082,000	Citibank N.A.	8/18/21	$27,238
USD	610,983	CAD	749,000	Citibank N.A.	8/18/21	6,771
USD	70,483	EUR	58,520	Citibank N.A.	8/18/21	1,024
USD	8,455,015	EUR	7,029,900	Citibank N.A.	8/18/21	111,030
USD	1,159,421	GBP	833,200	Citibank N.A.	8/18/21	6,718
USD	3,933,546	JPY	429,405,000	Citibank N.A.	8/18/21	66,790
USD	157,787	NZD	219,000	Citibank N.A.	8/18/21	4,725
USD	33,763	ZAR	481,979	Citibank N.A.	8/18/21	216
USD	111,183	ZAR	1,587,247	Citibank N.A.	8/18/21	707
USD	135,054	ZAR	1,930,687	Citibank N.A.	8/18/21	674
						$225,893

CAD	61,486	USD	49,956	Citibank N.A.	8/18/21	$(356)
EUR	750,000	USD	911,551	Citibank N.A.	8/18/21	(21,355)
USD	282,669	ZAR	4,144,750	Citibank N.A.	8/18/21	(5,815)
ZAR	657,656	USD	48,004	Citibank N.A.	8/18/21	(2,230)
ZAR	3,799,616	USD	277,608	Citibank N.A.	8/18/21	(13,146)
ZAR	3,623,996	USD	264,388	Citibank N.A.	8/18/21	(12,150)
						$(55,052)

Total						$170,841
Financial futures contracts as of June 30, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
5 Year Euro-Bobl	2	September 2021	$246	EUR	$268,300	Credit Suisse Securities (USA) LLC
Euro-BTP	2	September 2021	2,388	EUR	302,820	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Note	6	September 2021	(1,128)	USD	740,578	Credit Suisse Securities (USA) LLC
Total			$1,506

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Global Bond Fund (cont.)

June 30, 2021 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	1	September 2021	$(1,157)	EUR	$172,610	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Note	19	September 2021	(6,394)	USD	2,517,500	Credit Suisse Securities (USA) LLC
Total			$(7,551)
Interest rate swaps as of June 30, 2021:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
2.88%	CNY-CITILDN	Expiration	Credit Suisse Securities (USA) LLC	8/18/26	CNY	14,300	$8,644
1.47%	USD-BNPLDN	Expiration	Credit Suisse Securities (USA) LLC	8/18/31	USD	1,500	(3,589)
Total							$5,055

Abbreviations used are defined below:
AUD - Australian Dollar
Bobl - German Bundesobligationen
BTP - Italian Buoni del Tesoro Poliannuali
CAD - Canadian Dollar
CNY - China Yuan
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
JPY - Japanese Yen
NZD - New Zealand Dollar
USD - United States Dollar
ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Global Bond Fund (cont.)

June 30, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	34.50%
Government	30.51%
Financial	10.32%
Communications	4.28%
Industrial	2.99%
Utilities	2.79%
Technology	1.56%
Energy	0.12%
Other*	12.93%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.